Pensions and Other Postretirement Benefits (Rollforward of Fair Value of Investments Classified as Level 3) (Details) - Pension Plan [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 20,416	$ 19,723
Fair value of plan assets at end of year	16,589	20,416
Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	370
Fair value of plan assets at end of year	404	370
Resource and royalties [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	978
Fair value of plan assets at end of year	1,198	978
Private Debt, Specialty Portfolio Strategy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	16
Fair value of plan assets at end of year	36	16
Public Equity Investment, Specialty Portfolio Strategy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	5	0
Private Equity Funds, Specialty Portfolio Strategy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	295
Fair value of plan assets at end of year	$ 304	295
Absolute Return Funds [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment redemption, notice period	5 days
Absolute Return Funds [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment redemption, notice period	90 days
Absolute Return, Specialty Portfolio Strategy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 39
Fair value of plan assets at end of year	35	39
Alternative Risk Premia [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	239
Fair value of plan assets at end of year	$ 155	239
Alternative Risk Premia [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment redemption, notice period	5 days
Alternative Risk Premia [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment redemption, notice period	60 days
Bond Forwards [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 64
Fair value of plan assets at end of year	(23)	64
Bond, Options [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	1	0
Credit Default Swap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	(2)
Fair value of plan assets at end of year	(1)	(2)
Swap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	(1)
Fair value of plan assets at end of year	(1)	(1)
Emerging Market Debt, Swap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	2	0
Emerging Market Debt, Foreign Exchange Forward [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	4
Fair value of plan assets at end of year	0	4
Public Equities, Foreign Exchange Forwards [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	(5)
Fair value of plan assets at end of year	(16)	(5)
Public Equities, Swap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	10
Fair value of plan assets at end of year	(57)	10
Private Equities, Foreign Exchange Forwards [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	(1)	0
Resource And Royalties, Commodity Swaps [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	(30)
Fair value of plan assets at end of year	(44)	(30)
Infrastructure, Foreign Exchange Forwards [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	1
Fair value of plan assets at end of year	1	1
Absolute Return Funds, Foreign Exchange Forwards [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	3	0
Absolute Return Funds, Options [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	74
Fair value of plan assets at end of year	70	74
Other - Operating assets, at cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	134
Fair value of plan assets at end of year	155	134
Other - Operating liabilities, at cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	47
Fair value of plan assets at end of year	42	47
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	949	783
Actual return relating to assets still held at the reporting date	198	178
Purchases	2	6
Disbursements	(59)	(18)
Fair value of plan assets at end of year	1,090	949
Level 3 [Member] | Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	272	279
Actual return relating to assets still held at the reporting date	(23)	(13)
Purchases	2	6
Disbursements	(2)	0
Fair value of plan assets at end of year	249	272
Level 3 [Member] | Resource and royalties [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	677	504
Actual return relating to assets still held at the reporting date	221	191
Purchases	0	0
Disbursements	(57)	(18)
Fair value of plan assets at end of year	$ 841	$ 677